Consolidated statements of total equity (EUR €) In Thousands, except Share data, unless otherwise specified	Total	Common Shares [Member]	Capital In Excess Of Par Value [Member]	Treasury Shares At Cost [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Shareholders' Equity [Member]	Non-Controlling Interest [Member]
Beginning balance at Dec. 31, 2010	€ 647,227	€ 2,117	€ 311,841	€ 0	€ 131,741	€ (34,239)	€ 411,460	€ 235,767
Beginning balance (in shares) at Dec. 31, 2010		52,931,881
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense stock options	1,872		1,872				1,872
Conversion of debt into common shares (in shares)	2,151,020	2,151,020
Conversion of debt into common shares	58,525	86	58,439				58,525
Exercise stock options by issue of common shares (in shares)		294,119
Exercise stock options by issue of common shares	4,077	12	4,065				4,077
Net earnings to common shareholders	316,164				186,770		186,770	129,394
Dividend paid to common shareholders	(22,262)				(22,262)		(22,262)
Other comprehensive income	19,188					14,088	14,088	5,100
Other movements in non-controlling interest:
Dividend paid	(79,473)							(79,473)
Dilution	12,396				5,266		5,266	7,130
Ending balance at Dec. 31, 2011	957,714	2,215	376,217	0	301,515	(20,151)	659,796	297,918
Ending balance (in shares) at Dec. 31, 2011		55,377,020
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense stock options	3,242		3,242				3,242
Purchase of common shares (in shares)		(1,500,000)
Purchase of common shares	(40,554)			(40,554)			(40,554)
Conversion of debt into common shares (in shares)	9,074,396	9,074,396
Conversion of debt into common shares	139,407	363	98,490	40,554			139,407
Exercise stock options by issue of common shares (in shares)	328,000	144,570
Exercise stock options by issue of common shares	2,209	6	2,203				2,209
Net earnings to common shareholders	40,431				7,149		7,149	33,282
Dividend paid to common shareholders	(27,519)				(27,519)		(27,519)
Other comprehensive income	(13,826)					(8,791)	(8,791)	(5,035)
Other movements in non-controlling interest:
Dividend paid	(27,024)							(27,024)
Dilution	15,908				6,937		6,937	8,971
Ending balance at Dec. 31, 2012	1,049,988	2,584	480,152	0	288,082	(28,942)	741,876	308,112
Ending balance (in shares) at Dec. 31, 2012		63,095,986
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense stock options	4,440		4,440				4,440
Reclassification	0	(60)	60
Conversion of debt into common shares (in shares)	0
Exercise stock options by issue of common shares (in shares)		125,402
Exercise stock options by issue of common shares	1,651	5	1,646				1,651
Re-issued shares following the settlement of the Lehman treasury shares (in shares)		247,002
Re-issued shares following the settlement of the Lehman treasury shares	4,190	10	4,180				4,190
Net earnings to common shareholders	1,049,300				1,051,893		1,051,893	(2,593)
Dividend paid to common shareholders	(31,666)				(31,666)		(31,666)
Capital repayment	(269,542)		(239,507)		(30,035)		(269,542)
Other comprehensive income	(59,778)					(60,777)	(60,777)	999
Other movements in non-controlling interest:
Dilution	3,587				3,587		3,587
Deconsolidation ASMPT	(304,921)					1,597	1,597	(306,518)
Ending balance at Dec. 31, 2013	€ 1,447,249	€ 2,539	€ 250,971	€ 0	€ 1,281,861	€ (88,122)	€ 1,447,249	€ 0
Ending balance (in shares) at Dec. 31, 2013		63,468,390